LEASES (Details Narrative) - USD ($)						12 Months Ended
	Sep. 05, 2024	Sep. 01, 2024	Apr. 14, 2024	Jul. 24, 2023	May 02, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2024
Leases
Finace lease principal amount						$ 172,170		$ 205,523	$ 205,523	$ 205,523
New finance lease amount			$ 172,170			172,170
Lessee operating lease term of contract	3 years	3 years		21 months	2 years		2 years
New lease expiration	Aug. 31, 2027	Aug. 31, 2027		Jun. 30, 2025	Jun. 30, 2025		Sep. 30, 2025
Monthly lease payments	$ 18,040	$ 3,400		$ 436	$ 1,308	$ 1,222,565		$ 1,221,116	$ 1,225,668
Monthly lease payments							$ 474